Other operating income and expenses	12 Months Ended
Dec. 31, 2021
Other operating income and expenses
Other operating items, net

Note 8 – Other operating income and expenses

   Accounting policies

Other operating income and expenses comprises gains from sale of intangible assets, research funding from business partners and government grants and bargain purchase gain.

Research funding is recognized in the period when the research activities have been performed and gov- ernment grants are recognized periodically when the work supported by the grant has been reported.

Bargain purchase are recognized when the purchase price allocation is finalized.Government grants are recognized when a final and firm right to the grant has been obtained. Government grants are included in Other operating income, as the grants are considered to be cost refunds.

DKK thousand	2021	2020	2019
Government grants	759	602	444
Gain from Bargain Purchase, cf. note 31	0	36,395	0
Total other operating income	759	36,997	444

Loss on retirement of fixed assets	-2,173	0	0
Total other operating expenses	-2,173	0	0

Zealand Pharma received government grants in the periods 2021, 2020 and 2019.

A bargain purchase gain of DKK 36 million was recognized in 2020 as part of the acquistion explained in note 31.